Revenue and segment information (Transaction price allocated to remaining performance obligations (unsatisfied or partially unsatisfied)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 2,443,254	¥ 2,248,682
Maximum time of remaining performance obligations to be satisfied relate to provision of heating pipeline services	within 17 years
Within 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 220,046	224,230
Over 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 2,223,208	¥ 2,024,452